Revenues and Cost of Revenues (Details) - Schedule of Cost of Sales and Gross Profit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	$ 683	$ 322
Amazon fees [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold
Purchased goods [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	672	301
Storage [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold
Freight [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	$ 11	$ 21

[1]	Reclassified to correlate with common practice in industry and better reflect profit and loss.